PENSIONS - Reconciliation of Fair Value of Plan Assets (Details) (Pensions, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	$ 14,846	$ 17,605
Actual return on plan assets	1,807	(1,656)
Employer contributions	2,434	2,440
Foreign currency exchange rate changes	435	(92)
Benefit payments	(5,328)	(3,451)
Fair value of plan assets at December 31	14,194	14,846
Equity securities
Reconciliation of fair value of plan assets:
Fair value of plan assets at December 31	9,520	10,051
Debt securities
Reconciliation of fair value of plan assets:
Fair value of plan assets at December 31	3,007	2,267
Cash
Reconciliation of fair value of plan assets:
Fair value of plan assets at December 31	$ 1,667	$ 2,528